Refundable Reserach Development and Income Taxes - Schedule of Effective Income Tax Rate Provision Amount Differs from Statutory U.S. Federal Income Tax Rate (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefit Continuing Operations [Abstract]
Statutory U.S. federal income tax, Amount	$ (17,852,133)	$ (9,222,377)	$ (15,815,425)
State income taxes, net of federal benefit, Amount	(1,634,924)	(992,768)	(685,158)
Change in valuation allowances, Amount	11,176,291	12,923,538	6,932,927
Re-measurement of deferred taxes, Amount	15,659,916
Tax credits, Amount	(3,316,729)	(2,933,836)	(488,588)
Acquisition Accounting, Amount			9,005,240
Permanent and other, Amount	$ (4,032,421)	$ 225,443	$ 1,051,004